Stockholders Equity (Details Narrative) - USD ($)																															1 Months Ended																											2 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Aug. 08, 2017	Jan. 10, 2017	Dec. 13, 2016	Nov. 14, 2016	Nov. 08, 2016	Aug. 12, 2016	Apr. 11, 2016	Mar. 02, 2016	Feb. 12, 2016	Feb. 10, 2016	Dec. 15, 2015	Dec. 08, 2015	Dec. 04, 2015	Dec. 02, 2015	Dec. 01, 2015	Nov. 12, 2015	Nov. 11, 2015	Nov. 09, 2015	Nov. 06, 2015	Nov. 02, 2015	Oct. 13, 2015	Oct. 08, 2015	Oct. 07, 2015	Oct. 07, 2015	Sep. 10, 2015	Sep. 03, 2015	Sep. 02, 2015	Aug. 12, 2015	Aug. 04, 2015	Jun. 03, 2015	May 30, 2017	Mar. 30, 2017	Feb. 13, 2017	Dec. 23, 2016	Nov. 22, 2016	Oct. 19, 2016	Jul. 21, 2016	Apr. 19, 2016	Mar. 28, 2016	Mar. 17, 2016	Jan. 29, 2016	Dec. 24, 2015	Nov. 25, 2015	Nov. 17, 2015	Nov. 16, 2015	Oct. 27, 2015	Oct. 26, 2015	Oct. 19, 2015	Sep. 21, 2015	Sep. 18, 2015	Aug. 26, 2015	Aug. 25, 2015	Aug. 17, 2015	Jul. 23, 2015	Jun. 25, 2015	Feb. 24, 2015	Jan. 30, 2015	Mar. 13, 2017	Jun. 30, 2017	Dec. 22, 2016	Dec. 31, 2016	Dec. 31, 2015
Preferred stock, par value																																																											$ 0.001		$ 0.001	$ 0.001
Preferred stock, authorized shares																																																											10,000,000		10,000,000	10,000,000
Exercise of preferred stock warrants at $0.001 per share, related parties, Amount																																																													$ 2,000
Common stock, par value										$ 0.00001																																																	$ 0.00001		$ 0.00001	$ 0.00001
Common stock, authorized shares																																																											1,000,000,000		1,000,000,000	1,000,000,000
Common stock issued on debt conversions, Amount																																																													$ 737,716	$ 227,388
Warrant exercise price																							$ 0.05	$ 0.05
Warrant exercisable term																							10 years
Common stock issued on equity line of credit, Amount																																																													143,520
Exercise of cashless warrants at $0.00001 per share, Amount
Shares issued for serttlement of reimbursements, related party, Amount																																																													13,765
Exercise of warrants at $0.00001 per share, related party, Amount																																																													200	40
Debt discount																																																											$ 149,456		$ 749,162	$ 175,707
Interest rate																							1.75%	1.75%																																						1.75%
Convertible note																																																													$ 153,024	$ 41,815
Series A Preferred Stock [Member]
Preferred stock, par value																																																													$ 0.001
Preferred stock, authorized shares																																																													2,000,000
Series A Preferred Stock voting right																																																													100 votes per share
Third Party [Member]
Fair value of common stock									$ 10,800
Common stock issued to a third-party for services, Amount				$ 11,821
Common stock issued to a third-party for services, Shares				2,626,867					600,000
Mr. Najarian [Member]
Fair value of common stock																																							$ 9,120
Shares issued for serttlement of reimbursements, related party, Amount																																							$ 13,765
Shares issued for serttlement of reimbursements, related party, Shares																																							600,000
Chairman, Board of Directors [Member]
Exercise of warrants at $0.00001 per share, related party, Amount																									$ 10
Exercise of warrants at $0.00001 per share, related party, Shares																									1,000,000
Chairman, Board of Directors [Member] | October 1, 2015 [Member]
Exercise of warrants at $0.00001 per share, related party, Amount																																																													$ 30
Exercise of warrants at $0.00001 per share, related party, Shares																																																													3,000,000
Chief Executive Officer [Member] | Preferred Stock Issuances for Exercise of Preferred Stock Warrants, Related Parties [Member]
Exercise of preferred stock warrants at $0.001 per share, related parties, Amount																																									$ 1,000
Exercise of preferred stock warrants at $0.001 per share, related parties, Shares																																									1,000,000
Chief Executive Officer [Member] | Series A Preferred Stock [Member]
Preferred stock, par value																																									$ 0.001
Board of Directors Chairman [Member] | Preferred Stock Issuances for Exercise of Preferred Stock Warrants, Related Parties [Member]
Exercise of preferred stock warrants at $0.001 per share, related parties, Amount																																									$ 1,000
Exercise of preferred stock warrants at $0.001 per share, related parties, Shares																																									1,000,000
Board of Directors Chairman [Member] | Series A Preferred Stock [Member]
Preferred stock, par value																																									$ 0.001
Cancellation [Member]
Common stock cancelled, Shares																												150,000
Exercise of Common Stock Warrants [Member]
Exercise of cashless warrants at $0.00001 per share, Shares										2,248,846
Cashless exercise of common stock warrants exercised shares										2,250,000
Exercise of Common Stock Warrants [Member] | Chief Executive Officer [Member]
Exercise of cashless warrants at $0.00001 per share, Amount																																		$ 60		$ 40
Exercise of cashless warrants at $0.00001 per share, Shares																																		6,000,000		4,000,000
Exercise of Common Stock Warrants [Member] | Board of Directors Chairman [Member]
Exercise of cashless warrants at $0.00001 per share, Amount																																		$ 60		$ 40
Exercise of cashless warrants at $0.00001 per share, Shares																																		6,000,000		4,000,000
Securities Purchase Agreement [Member] | Third Closing [Member]
Aggregate amount	$ 150,000
Trading days of common stock	15 days
Traded price of Common stock	50.00%
Interest rate	8.00%
Securities Purchase Agreement [Member]
Aggregate amount																																$ 300,000
Deferred offering costs																																$ 15,000
Exchange shares of common stock																															30,303,033	40,000,002
Warrant exercisable term																															3 years	3 years
Effective reset provision, Description																																purchase price of the common stock of each tranche to the lower of (i) $0.02 or (ii) a 50% discount to the average of the three lowest closing prices in the 20 trading days prior to the reset date, which is the earlier of (i) the 7 month anniversary of the closing of each tranche of this transaction or (ii) 20 trading days after the effectiveness of each tranche.
Additional shares of common stock and warrant purchase																															$ 150,000	$ 150,000
Purchase price per share, Description																															Second Closing was the lesser of (i) $0.02, subject to certain adjustments for stock splits and other similar transactions, or (ii) 50% of the closing price on the trading day immediately prior to the date of sale.	Second Closing and Third Closing will be the lesser of (i) $0.02, subject to certain adjustments for stock splits and other similar transactions, or (ii) 50% of the closing price on the trading day immediately prior to the date of sale.
Securities Purchase Agreement [Member] | Second Closing [Member]
Aggregate amount	$ 150,000
Exchange shares of common stock	10,101,011
Trading days of common stock	15 days
Traded price of Common stock	50.00%
Maturity date	Nov. 30, 2017
Interest rate	8.00%
Convertible note	$ 50,000
Securities Purchase Agreement [Member] | Series A Warrants[Member]
Warrant purchase																															30,303,033	40,000,002
Warrant exercise price																															$ 0.03	$ 0.03
Securities Purchase Agreement [Member] | Series A Warrants[Member] | First Closing [Member]
Exchange shares of common stock	13,333,334
Securities Purchase Agreement [Member] | Series B Warrants [Member]
Warrant purchase																															30,303,033	40,000,002
Warrant exercise price																															$ 0.05	$ 0.05
Securities Purchase Agreement [Member] | Series B Warrants [Member] | First Closing [Member]
Exchange shares of common stock	13,333,334
First LG Capital Note [Member]
Common stock issued on debt conversions, Shares											1,762,516	2,794,392	1,526,070	3,022,017			2,259,167		1,979,568		1,076,992								292,181														3,003,665	2,261,963			1,620,522			681,800	446,711		371,556
Principal amount											$ 15,000	$ 16,946	$ 3,054	$ 4,860			$ 3,500		$ 3,070		$ 4,000								$ 3,687														$ 4,640	$ 3,500			$ 3,430			$ 6,000	$ 6,000		$ 5,000
Accured Interest											$ 1,039	$ 1,148	$ 204	$ 323			$ 216		$ 186		$ 222								$ 148														$ 301	$ 221			$ 200			$ 300	$ 270		$ 215
First LG Capital Note [Member] | Promissory note [Member]
Debt discount																																																									$ 32,143
Conversion price																																																									$ 0.042
Market price																																																									$ 0.14
First Adar Bay Note [Member]
Common stock issued on debt conversions, Shares																2,400,940	2,375,275	2,375,000		2,168,067		1,116,799				459,242																				1,839,530	1,753,425	1,284,109
Principal amount																$ 2,115
Accured Interest																$ 2,255
First Adar Bay Note [Member] | Promissory note [Member]
Debt discount																																																								$ 20,420
Conversion price																																																								$ 0.0473
Market price																																																								$ 0.14
JMJ Financial [Member] | Promissory note [Member]
Debt discount																											$ 50,000															$ 25,000
Conversion price																											$ 0.0194															$ 0.03262
Market price																											$ 0.032															$ 0.034
Vis Vires Group, Inc [Member] | Promissory note [Member]
Debt discount																																																	$ 39,448
Conversion price																																																	$ 0.00747
Market price																																																	$ 0.016
First Typenex Note [Member]
Common stock issued on debt conversions, Shares															4,441,702			3,510,000												172,812															3,000,000		3,091,128					823,121		260,866	208,719
Principal amount															$ 559
Accured Interest															$ 6,854
First Typenex Note [Member] | October 1, 2015 [Member]
Common stock issued on debt conversions, Shares																																																													2,344,032
Redwood Fund III, Ltd One [Member]
Common stock issued for debt financing, Shares										2,400,000
Fair value of common stock										$ 38,400
Redwood Fund III, Ltd [Member]
Common stock issued for debt financing, Shares										600,000
Fair value of common stock										$ 9,600
Redwood Convertible Note
Common stock issued on debt conversions, Shares																																																										142,148,242		152,837,041
Common stock issued on debt conversions, Amount																																																										$ 323,197
Principal amount																																																										302,480		$ 653,771
Accured Interest																																																										$ 20,717		$ 21,723
Common stock issued on equity line of credit, Amount		$ 10,323	$ 25,000		$ 25,000	$ 39,520																											$ 8,000		$ 25,000		$ 29,000
Common stock issued on equity line of credit, Shares		3,147,110	6,250,000		6,097,561	5,200,000																											2,000,000		6,377,551		4,027,778
First JMJ Note [Member]
Common stock issued on debt conversions, Shares							2,800,000	2,000,000																														3,159,944		4,400,000